Subsequent Events	6 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

16. SUBSEQUENT EVENTS

The Company has evaluated subsequent events through the date the financial statements were available to be issued. No other matters were identified affecting the accompanying financial statements or related disclosures.